Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8. Intangible assets, net

Gross carrying values and accumulated amortization of intangible assets:

	December 31, 2024				December 31, 2023
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,352,200	$(1,318,033)	$34,167	$1,350,000	$(1,006,389)	$343,611
Trade name	6 years	2,577,000	(2,314,769)	262,231	2,550,000	(1,555,925)	994,075
Technology	6 years	3,254,800	(2,737,567)	517,233	3,050,000	(2,257,205)	792,795
Software agreements	6 years	14,450,000	(11,545,000)	2,905,000	14,450,000	(8,791,944)	5,658,056
Gaming license	6 years	4,020,000	(2,345,000)	1,675,000	4,020,000	(1,675,000)	2,345,000
Internally developed software	2 - 10 years	3,316,923	(1,450,754)	2,342,969	2,904,473	(737,053)	2,167,420
Domain name	15 years	6,935,000	(2,016,417)	4,832,565	6,935,000	(1,554,083)	5,380,917
		$35,905,923	$(23,727,540)	$12,569,165	$35,259,473	$(17,577,599)	$17,681,874

Amortization expense with respect to intangible assets for the year ended December 31, 2024 and 2023 totaled $5,011,329 and $5,550,882, respectively, which is included in depreciation and amortization in the Statements of Operations. The Company determined that there was an impairment of long-lived assets of $412,450 during the year ended December 31, 2022, which relates to a project no longer being pursued by the Company. In connection with the annual review of goodwill and intangibles, the Company determined that it was necessary to write down goodwill by $5,650,000 for TinBu and $1,060,200 for Global Gaming. The total impairment charges related to goodwill were $6,710,200 for the year ended December 31, 2023. It was also determined that there was impairment of certain intangible assets related to Global Gaming. As a result, the Company recorded impairment charges of $488,300 to trade names and trademarks and $311,500 to technology acquired from Global Gaming. The total impairment charges to intangible assets for the year ended December 31, 2023 were $799,800.

Similarly, the company performed an impairment analysis for the three months ended September 30, 2024 and as a result of that analysis it was determined that impairment charges were necessary. Impairments of goodwill for $1.6 million against Tinbu’s goodwill and $1.9 million against Global Gaming’s goodwill were recorded and $817,000 against intangibles of Global Gaming was recorded. This consisted of impairments against Trade Names & Technology in the amount of $547,000, Technology in the amount of $119,000, and Customer Relationships in the amount of $150,000. There were no other impairments identified or recorded for the year ended December 31, 2024.

Estimated amortization expense for years of useful life remaining is as follows: double check future amortization.

Years ending December 31,	Amount
2025	$4,471,467
2026	2,396,467
2027	1,280,623
2028	712,208
2029	643,941
Thereafter	3,064,460
$12,569,165

The Company had software development costs of $476,850 related to projects not placed in service as of both December 31, 2024 and December 31, 2023, which is included in intangible assets in the Company’s consolidated balance sheets. Amortization will be calculated using the straight-line method over the appropriate estimated useful life when the assets are put into service.